Free Market U.S. Equity Fund
Schedule of Investments
November 30, 2025 (Unaudited)

OPEN-END FUNDS - 99.9%	Shares	Value
DFA U.S. Micro Cap Portfolio - Class Institutional	22,838,795	$716,909,789
DFA U.S. Small Cap Portfolio - Class Institutional	13,690,540	717,384,277
DFA U.S. Small Cap Value Portfolio - Class Institutional (a)	23,693,740	1,215,251,904
DFA U.S. Large Company Portfolio - Class Institutional	6,358,783	289,388,236
Dimensional U.S. Large Cap Value Portfolio III - Class Institutional	23,569,930	838,853,804
iShares Core S&P 500 ETF	626,530	430,350,926
iShares MSCI USA Value Factor ETF (b)	2,601,261	347,710,558
U.S. Large Cap Value Series	2,825,615	270,100,581
TOTAL OPEN-END FUNDS (Cost $2,505,382,970)		4,825,950,075

SHORT-TERM INVESTMENTS – 0.1%

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.0% (c)	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (d)	350,350	350,350
MONEY MARKET FUNDS - 0.1%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.92% (d)	4,172,828	4,172,828

TOTAL SHORT-TERM INVESTMENTS (Cost $4,523,178)		4,523,178

TOTAL INVESTMENTS - 100.0% (Cost $2,509,906,148)		4,830,473,253
Other Assets in Excess of Liabilities - 0.0% (d)	0.00012	581,640
TOTAL NET ASSETS - 100.0%		$4,831,054,893

Percentages are stated as a percent of net assets. ETF – Exchange-Traded Fund

LLC - Limited Liability Company

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $347,542.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Free Market U.S. Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Open-End Fund	$4,555,849,494	$–	$–	$4,555,849,494
Investments Measured at Net Asset Value(a)	–	–	–	270,100,581
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	350,350
Money Market Funds	4,172,828	–	–	4,172,828
Total Investments	$4,560,022,322	$–	$–	$4,830,473,253

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.